SCHEDULE OF INVESTMENTS
Thornburg Emerging Markets Managed Account Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 96.1%
	Automobiles & Components — 3.0%
	Automobiles — 3.0%
	Kia Corp.	461	$ 31,196
			31,196
	Banks — 9.4%
	Banks — 9.4%
	Al Rajhi Bank	1,245	31,345
	SCB X PCL	11,562	39,803
	State Bank of India	3,020	28,079
			99,227
	Capital Goods — 3.6%
	Aerospace & Defense — 3.6%
	LIG Nex1 Co. Ltd.	255	38,130
			38,130
	Consumer Discretionary Distribution & Retail — 3.0%
	Specialty Retail — 3.0%
	K Car Co. Ltd.	3,592	31,128
			31,128
	Consumer Durables & Apparel — 6.9%
	Household Durables — 2.5%
	Nien Made Enterprise Co. Ltd.	2,319	25,924
	Textiles, Apparel & Luxury Goods — 4.4%
	Kalyan Jewellers India Ltd.	5,210	46,329
			72,253
	Consumer Services — 3.0%
	Hotels, Restaurants & Leisure — 3.0%
[a]	Zomato Ltd.	9,826	31,901
			31,901
	Consumer Staples Distribution & Retail — 5.5%
	Consumer Staples Distribution & Retail — 5.5%
	BIM Birlesik Magazalar AS	1,901	28,404
[a]	Zabka Group SA	6,279	29,265
			57,669
	Energy — 6.9%
	Energy Equipment & Services — 2.6%
	ADNOC Drilling Co. PJSC	18,721	27,166
	Oil, Gas & Consumable Fuels — 4.3%
	Reliance Industries Ltd.	3,172	45,068
			72,234
	Financial Services — 7.7%
	Capital Markets — 5.2%
	360 ONE WAM Ltd.	1,975	28,921
	Saudi Tadawul Group Holding Co.	447	25,792
	Financial Services — 2.5%
[b]	Home First Finance Co. India Ltd.	2,137	26,409
			81,122
	Food, Beverage & Tobacco — 8.6%
	Beverages — 8.6%
	Kweichow Moutai Co. Ltd. Class A	158	32,988
	Varun Beverages Ltd.	7,760	57,783
			90,771
	Health Care Equipment & Services — 3.9%
	Health Care Providers & Services — 3.9%
	Max Healthcare Institute Ltd.	3,088	40,686

SCHEDULE OF INVESTMENTS, Continued
Thornburg Emerging Markets Managed Account Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
			40,686
	Household & Personal Products — 3.3%
	Personal Care Products — 3.3%
	Proya Cosmetics Co. Ltd. Class A	3,025	$ 35,102
			35,102
	Real Estate Management & Development — 5.4%
	Real Estate Management & Development — 5.4%
	Aldar Properties PJSC	14,597	30,521
[b]	Macrotech Developers Ltd.	1,641	26,489
			57,010
	Semiconductors & Semiconductor Equipment — 3.9%
	Semiconductors & Semiconductor Equipment — 3.9%
	MediaTek, Inc.	943	40,700
			40,700
	Technology Hardware & Equipment — 8.6%
	Electronic Equipment, Instruments & Components — 3.2%
	Lotes Co. Ltd.	562	33,513
	Technology Hardware, Storage & Peripherals — 5.4%
	Samsung Electronics Co. Ltd.	1,598	57,028
			90,541
	Telecommunication Services — 4.3%
	Diversified Telecommunication Services — 4.3%
	Converge Information & Communications Technology Solutions, Inc.	163,987	45,388
			45,388
	Transportation — 6.8%
	Transportation Infrastructure — 6.8%
	Adani Ports & Special Economic Zone Ltd.	2,982	42,668
	Salik Co. PJSC	19,291	28,361
			71,029
	Utilities — 2.3%
	Independent Power and Renewable Electricity Producers — 2.3%
	NHPC Ltd.	25,368	23,882
			23,882
	Total Common Stock (Cost $962,286)		1,009,969
	Short-Term Investments — 5.1%
[c]	Thornburg Capital Management Fund	5,357	53,567
	Total Short-Term Investments (Cost $53,567)		53,567
	Total Investments — 101.2% (Cost $1,015,853)		$1,063,536
	Liabilities Net of Other Assets — (1.2)%		(12,317)
	Net Assets — 100.0%		$1,051,219

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $52,898, representing 5.03% of the Fund’s net assets.
c	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Emerging Markets Managed Account Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Emerging Markets Managed Account Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Emerging Markets Managed Account Fund	December 31, 2024 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/24	Dividend Income
Thornburg Capital Mgmt. Fund	$31,758	$168,204	$(146,395)	$-	$-	$53,567	$312